Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) (Parenthetical) - USD ($)	Aug. 02, 2013	Dec. 31, 2018	Feb. 22, 2018
Debt Instrument [Line Items]
Debt instrument, interest rate		8.00%
Convertible debt			$ 200,000
6% Secured Subordinate Convertible Notes [Member] | Seven Individual Accredited Investors [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	6.00%
Convertible debt	$ 3,000,000
Convertible note payable term	18 months
Maturity date description	Extended the original note maturity by eighteen months from December 31, 2016 to June 30, 2018.